Venezuela- Foreign Currency and Inflation (Details) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 28, 2014 USD ($)	Feb. 13, 2013 VEF	Feb. 12, 2013 VEF	Feb. 12, 2015 Subsequent Event [Member] VEF	Dec. 28, 2014 Minimum [Member] VEF	Dec. 28, 2014 Maximum [Member] VEF	Jul. 28, 2013 VENEZUELA USD ($)	Dec. 28, 2014 VENEZUELA USD ($)	Dec. 28, 2014 VENEZUELA VEB
Foreign Currency [Line Items]
Foreign currency exchange rate, Remeasurement		6.30	4.30	170.00	49.02	51.86
Foreign currency transaction loss	$ 23						$ 43
Foreign currency translation loss, net of tax							39
Net monetary assets and liabilities converted using SICAD II mechanism under highly inflationary accounting	3								164
Monetary assets net of monetary liabilities subject to an earnings impact from exchange rate movements under highly inflationary accounting	173
Sales								$ 440
International sales percent								4.00%